Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 25, 2022	May 19, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Extending vesting period			7 years
Weighted-average grant date fair value per award			¥ 507	¥ 418
Aggregate intrinsic values, outstanding			¥ 62,916
Total unrecognized compensation cost, based on fair value			¥ 8,700
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 9 months 18 days
Number shares delivered			29,972,792
Total Intrinsic Value			¥ 28,704
Intrinsic value of restricted stock unit awards			¥ 28,076
RSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total number of RSU granded		100,057,000
RSU awards [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		1 year
RSU awards [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years
SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
Total intrinsic values, exercised			¥ 2,547	¥ 4,878	¥ 7,640
Aggregate intrinsic values, outstanding			4,069
Aggregate intrinsic values, exercisable			3,513
Total unrecognized compensation cost, based on fair value			¥ 1
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 8 months 12 days
Total fair value of awards vested			¥ 467	1,784	4,309
SAR Plan A and SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			27,941	28,251	12,694
Cash received from exercise of compensation plans			11
Tax benefit realized from exercise of deferred compensation			206
Tax benefits recognized in earnings for compensation expense					13
NSU and CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 4,566	8,043	4,639
NSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 280
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 1 month 6 days
Total fair value of awards vested			¥ 7,247	8,426	9,980
Tax benefits recognized in earnings for compensation expense			125	205	168
NSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	7 years
Total grant date fair value	¥ 6,000
CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value
Total fair value of awards vested			¥ 559	¥ 576	¥ 3,445